SUMMARIZED CONDENSED CONSOLIDATING INFORMATION Condensed Consolidating Balance Sheet (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Nov. 15, 2010	Nov. 14, 2010
Assets
Real estate investments, net of accumulated depreciation	$ 698,578	$ 658,377		$ 482,297		$ 485,337
Loans Receivable, Net	21,193	0
Cash and cash equivalents	3,110	42,250	3,454	74,233	0	67,134
Restricted cash	7,076	6,093		4,716		5,527
Deferred tax assets	25,540	25,540		26,300		26,542
Prepaid expenses, deferred financing costs and other assets	23,021	17,390		12,013		11,383
Intercompany	0	0		0
Investments in subsidiaries	0	0		0
Total assets	778,518	749,650		599,559		595,923
Liabilities and stockholders’ equity
Mortgage notes payable	157,872	158,398		161,440		151,678
Long-term Line of Credit	42,500	0
Senior unsecured notes payable	225,000	225,000		225,000		225,000
Accounts payable and accrued liabilities	11,181	14,139		9,286		15,754
Tax liability	25,540	25,540		26,300		26,300
Intercompany	0	0		0
Total liabilities	462,093	423,077		422,026		418,732
Stockholders’ equity
Preferred stock	0	0		0		0
Common stock	371	369		251		251
Additional paid-in capital	349,272	344,995		177,275		176,940
Cumulative distributions in excess of net income	(33,218)	(18,791)		7
Total stockholders' equity	316,425	326,573	175,842	177,533	177,191	177,191
Total liabilities and stockholders’ equity	778,518	749,650		599,559		595,923
Parenthetical Information
Preferred stock, par value	$ 0.01	$ 0.01		$ 0.01		$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000		10,000,000		10,000,000
Preferred stock, shares issued	0	0		0		0
Preferred stock, shares outstanding	0	0		0		0
Common stock, par value	$ 0.01	$ 0.01		$ 0.01		$ 0.01
Common stock, shares authorized	125,000,000	125,000,000		125,000,000		125,000,000
Common stock, shares issued	37,051,242	36,891,712		25,061,072		25,061,072
Common stock, shares outstanding	37,051,242	36,891,712		25,061,072		25,061,072
Parent Company
Assets
Real estate investments, net of accumulated depreciation	162	187		230
Loans Receivable, Net	0
Cash and cash equivalents	1,583	41,736	3,326	70,841	0
Restricted cash	0	0		0
Deferred tax assets	25,540	25,540		26,300
Prepaid expenses, deferred financing costs and other assets	941	874		662
Intercompany	72,861	0		0
Investments in subsidiaries	247,171	313,181		124,061
Total assets	348,258	381,518		222,094
Liabilities and stockholders’ equity
Mortgage notes payable	0	0		0
Long-term Line of Credit	0
Senior unsecured notes payable	0	0		0
Accounts payable and accrued liabilities	6,293	6,296		5,673
Tax liability	25,540	25,540		26,300
Intercompany	0	23,109		12,588
Total liabilities	31,833	54,945		44,561
Stockholders’ equity
Preferred stock	0	0		0
Common stock	371	369		251
Additional paid-in capital	349,272	344,995		177,275
Cumulative distributions in excess of net income	(33,218)	(18,791)		7
Total stockholders' equity	316,425	326,573		177,533
Total liabilities and stockholders’ equity	348,258	381,518		222,094
Issuers
Assets
Real estate investments, net of accumulated depreciation	0	0		0
Loans Receivable, Net	0
Cash and cash equivalents	0	0	0	0	0
Restricted cash	0	0		0
Deferred tax assets	0	0		0
Prepaid expenses, deferred financing costs and other assets	4,706	5,079		5,471
Intercompany	135,875	145,018		0
Investments in subsidiaries	334,637	391,131		347,030
Total assets	475,218	541,228		352,501
Liabilities and stockholders’ equity
Mortgage notes payable	0	0		0
Long-term Line of Credit	0
Senior unsecured notes payable	225,000	225,000		225,000
Accounts payable and accrued liabilities	3,047	3,047		3,440
Tax liability	0	0		0
Intercompany	0	0		0
Total liabilities	228,047	228,047		228,440
Stockholders’ equity
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in capital	205,389	288,665		122,281
Cumulative distributions in excess of net income	41,782	24,516		1,780
Total stockholders' equity	247,171	313,181		124,061
Total liabilities and stockholders’ equity	475,218	541,228		352,501
Combined Guarantor Subsidiaries
Assets
Real estate investments, net of accumulated depreciation	518,588	474,256		289,748
Loans Receivable, Net	21,193
Cash and cash equivalents	0	0	0	0	0
Restricted cash	0	0		0
Deferred tax assets	0	0		0
Prepaid expenses, deferred financing costs and other assets	13,698	8,544		2,261
Intercompany	0	0		5,635
Investments in subsidiaries	24,894	23,611		22,903
Total assets	578,373	506,411		320,547
Liabilities and stockholders’ equity
Mortgage notes payable	0	0		0
Long-term Line of Credit	42,500
Senior unsecured notes payable	0	0		0
Accounts payable and accrued liabilities	1,158	4,107		81
Tax liability	0	0		0
Intercompany	238,790	147,146		0
Total liabilities	282,448	151,253		81
Stockholders’ equity
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in capital	233,433	316,011		316,786
Cumulative distributions in excess of net income	62,492	39,147		3,680
Total stockholders' equity	295,925	355,158		320,466
Total liabilities and stockholders’ equity	578,373	506,411		320,547
Combined Non-Guarantor Subsidiaries
Assets
Real estate investments, net of accumulated depreciation	179,828	183,934		192,319
Loans Receivable, Net	0
Cash and cash equivalents	1,527	514	128	3,392	0
Restricted cash	7,076	6,093		4,716
Deferred tax assets	0	0		0
Prepaid expenses, deferred financing costs and other assets	3,676	2,893		3,619
Intercompany	30,054	25,237		6,953
Investments in subsidiaries	0	0		0
Total assets	222,161	218,671		210,999
Liabilities and stockholders’ equity
Mortgage notes payable	157,872	158,398		161,440
Long-term Line of Credit	0
Senior unsecured notes payable	0	0		0
Accounts payable and accrued liabilities	683	689		92
Tax liability	0	0		0
Intercompany	0	0		0
Total liabilities	158,555	159,087		161,532
Stockholders’ equity
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in capital	52,549	52,110		48,670
Cumulative distributions in excess of net income	11,057	7,474		797
Total stockholders' equity	63,606	59,584		49,467
Total liabilities and stockholders’ equity	222,161	218,671		210,999
Elimination
Assets
Real estate investments, net of accumulated depreciation	0	0		0
Loans Receivable, Net	0
Cash and cash equivalents	0	0	0	0	0
Restricted cash	0	0		0
Deferred tax assets	0	0		0
Prepaid expenses, deferred financing costs and other assets	0	0		0
Intercompany	(238,790)	(170,255)		(12,588)
Investments in subsidiaries	(606,702)	(727,923)		(493,994)
Total assets	(845,492)	(898,178)		(506,582)
Liabilities and stockholders’ equity
Mortgage notes payable	0	0		0
Long-term Line of Credit	0
Senior unsecured notes payable	0	0		0
Accounts payable and accrued liabilities	0	0		0
Tax liability	0	0		0
Intercompany	(238,790)	(170,255)		(12,588)
Total liabilities	(238,790)	(170,255)		(12,588)
Stockholders’ equity
Preferred stock	0	0		0
Common stock	0	0		0
Additional paid-in capital	(491,371)	(656,786)		(487,737)
Cumulative distributions in excess of net income	(115,331)	(71,137)		(6,257)
Total stockholders' equity	(606,702)	(727,923)		(493,994)
Total liabilities and stockholders’ equity	$ (845,492)	$ (898,178)		$ (506,582)